Condensed Unaudited Consolidated Statements of Comprehensive Loss - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Condensed Unaudited Consolidated Statements of Comprehensive Loss
Revenue	$ 200,068	$ 189,902	$ 461,334	$ 635,401
Cost of revenue	134,470	140,095	397,274	435,414
Gross profit	65,598	49,807	64,060	199,987
Operating expenses
Amortization	268,932	68,917	798,912	197,332
General and administrative expenses	2,323,858	1,686,525	5,828,196	3,595,998
Research and development expenses	3,266,756	905,811	6,825,816	4,184,587
Sales and marketing expenses	452,808	356,806	1,265,346	833,050
Stock-based compensation expense	1,597,779	644,228	4,148,806	2,528,643
Share-based payment expense (recovery)	(39,426)	312,960	206,516	935,837
Operating expense	7,870,707	3,975,247	19,073,592	12,275,447
Loss before other items	(7,805,109)	(3,925,440)	(19,009,532)	(12,075,460)
Other items
Interest income	152,561		94,478
Issue costs allocated to derivative liability		(627,821)		(627,821)
Changes in fair value of derivative liability	2,107,474	1,919,072	(3,412,917)	4,945,126
Other income	17,711		71,639
Foreign exchange gain (loss)	186,848	(256,131)	(479,721)	(152,354)
Loss before taxes	(5,340,515)	(2,890,320)	(22,736,053)	(7,910,509)
Current income tax expense			2,140
Deferred income tax recovery	(6,894)		(56,069)
Net loss	(5,333,621)	(2,890,320)	(22,682,124)	(7,910,509)
Other comprehensive income - foreign currency translation	14,257	250	(10,330)
Comprehensive loss	$ (5,347,878)	$ (2,890,570)	$ (22,671,794)	$ (7,910,509)
Loss per share - basic and fully diluted (in dollars per share)	$ (0.14)	$ (0.11)	$ (0.64)	$ (0.31)
Weighted average number of shares outstanding - basic and fully diluted (in shares)	36,957,731	26,687,607	35,651,311	25,287,764